Stock-Based Compensation - Schedule of Stock Options Roll Forward (Details) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Number of Options
Beginning Balance (in shares)	0
Granted (in shares)	269,221	0	0
Ending Balance (in shares)	269,221	0
Options exercisable (in shares)	0
Weighted Average Exercise Price
Beginning Balance (in dollars per share)	$ 0
Granted (in dollars per share)	33.05
Ending Balance (in dollars per share)	33.05	$ 0
Options exercisable (in dollars per share)	$ 0